Subordinated Debt (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of borrowings
Borrowed funds include the following:

As at December 31,	Currency of borrowing	Maturity	2021	2020
Encumbrances on real estate	Cdn. dollars	Current - 2033	$323	$292
Encumbrances on real estate	U.S. dollars	Current - 2020	109	109
Total borrowed funds			$432	$401
The following obligations are included in Senior debentures as at December 31:

	Interest rate	Earliest par call or redemption date	Maturity	2021	2020
SLF Inc. senior debentures:
Series E issued August 23, 2011(2)	4.57%	n/a	2021	$—	$300
Sun Life Assurance senior debentures:(3)
Issued to Sun Life Capital Trust ("SLCT I")
Series B issued June 25, 2002	7.09%	June 30, 2032(4)	2052	200	200
Total senior debentures				$200	$500
Fair value				$271	$590

(1)    All senior debentures are unsecured.
(2)    Redeemable in whole or in part at any time prior to maturity at a price equal to the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.53% for the Series E debentures. On August 23, 2021, SLF Inc. redeemed all of its outstanding $300 principal amount, including all accrued and outstanding interest, of Series E Senior Unsecured 4.57% Debentures.
(3)    Redemption is subject to regulatory approval.
(4)    Redeemable in whole or in part on any interest payment date or in whole upon the occurrence of a Regulatory Event or Tax Event, as described in the debenture. Prior to June 30, 2032, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.32%; from June 30, 2032, the redemption price is par.
The following obligations are included in Subordinated debt as at December 31, and qualify as capital for Canadian regulatory purposes:

	Interest rate	Earliest par call date(1)		Maturity	2021	2020
Sun Life Assurance:
Issued May 15, 1998(2)	6.30%	n/a		2028	$150	150
Sun Life Financial Inc.:
Issued May 29, 2007(3)	5.40%	May 29, 2037	(4)	2042	398	398
Issued February 19, 2016(5)	3.10%	February 19, 2021		2026	—	350
Issued September 19, 2016(6)	3.05%	September 19, 2023		2028	998	997
Issued November 23, 2017(7)	2.75%	November 23, 2022		2027	400	399
Issued August 13, 2019(8)	2.38%	August 13, 2024		2029	748	747
Issued May 8, 2020(9)	2.58%	May 10, 2027		2032	995	995
Issued October 1, 2020(10)	2.06%	October 1, 2030		2035	746	745
Issued November 18, 2021(11)	2.46%	November 18, 2026		2031	497	—
Issued November 18, 2021(12),(14)	2.80%	November 21, 2028		2033	995	—
Issued November 18, 2021(13),(14)	3.15%	November 18, 2031		2036	498	—
Total subordinated debt					$6,425	$4,781
Fair value					$6,675	$5,190

(1)    Subject to regulatory approval all obligations are redeemable 5-years after issuance date. From the date noted, the redemption price is par and redemption may only occur on a scheduled interest payment date.
(2)    6.30% Debentures, Series 2, due 2028, issued by The Mutual Life Assurance Company of Canada, which subsequently changed its name to Clarica Life Insurance Company ("Clarica") and was amalgamated with Sun Life Assurance. These debentures are redeemable at any time. Prior to May 15, 2028, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.16%.
(3)    Series 2007-1 Subordinated Unsecured 5.40% Fixed/Floating Debentures due 2042. From May 29, 2037, interest is payable at 1.00% over CDOR.
(4)    For redemption of the 2007 debentures prior to the date noted, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.25%.
(5)    Series 2016-1 Subordinated Unsecured 3.10% Fixed/Floating Debentures due 2026. From February 19, 2021, interest is payable at 2.20% over CDOR. On February 19, 2021, SLF Inc. redeemed all of the outstanding $350 principal amount of these debentures in accordance with the redemption terms attached to such debentures.
(6)    Series 2016-2 Subordinated Unsecured 3.05% Fixed/Floating Debentures due 2028. From September 19, 2023, interest is payable at 1.85% over CDOR. Between September 19, 2021 and September 19, 2023, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.52%.
(7)    Series 2017-1 Subordinated Unsecured 2.75% Fixed/Floating Debentures due 2027. From November 23, 2022, interest is payable at 0.74% over CDOR.
(8)    Series 2019-1 Subordinated Unsecured 2.38% Fixed/Floating Debentures due 2029. From August 13, 2024, interest is payable at 0.85% over CDOR.
(9)     Series 2020-1 Subordinated Unsecured 2.58% Fixed/Floating Debentures due 2032. From May 10, 2027, interest is payable at 1.66% over CDOR. Between May 10, 2025 and May 10, 2027, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.52%.
(10)    Series 2020-2 Subordinated Unsecured 2.06% Fixed/Floating Debentures due 2035. From October 1, 2030, interest is payable at 1.03% over CDOR. Between October 1, 2025 and October 1, 2030, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.38%.
(11)    Series 2021-1 Subordinated Unsecured 2.46% Fixed/Floating Debentures due 2031. From November 18, 2026, interest is payable at 0.44% over CDOR.
(12)    Series 2021-2 Subordinated Unsecured 2.80% Fixed/Floating Debentures due 2033. From November 21, 2028, interest is payable at 0.69% over CDOR. Between November 21, 2026 and November 21, 2028, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.285%.
(13)    Series 2021-3 Subordinated Unsecured 3.15% Fixed/Floating Debentures due 2036. From November 18, 2031, interest is payable at 0.91% over CDOR. Between November 18, 2026 and November 18, 2031, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.335%.
(14)    Subject to contractual terms requiring us to redeem the underlying securities, in full, if the closing of the DentaQuest acquisition does not occur.